Transactions with Related Parties - Tsakos Shipping and Trading S.A. (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
VLCC Millennium
Related Party Transaction [Line Items]
Charter hire daily rate	$ 15,000
Time charter contract period	3 years
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Chartering commission	1.25%
Payment for the cost of design and supervision services for new buildings	$ 0	$ 0
Tsakos Shipping and Trading S.A. | Potential charge
Related Party Transaction [Line Items]
Payment for the cost of design and supervision services for each new building	200,000
Tsakos Shipping and Trading S.A. | Handysize tanker Delphi and suezmax tanker Triathlon
Related Party Transaction [Line Items]
Brokerage commission amount		$ 215,000
Brokerage commission		0.50%
Tsakos Shipping and Trading S.A. | Euro and Eurovision
Related Party Transaction [Line Items]
Brokerage commission amount			$ 605,000
Brokerage commission			0.50%
Tsakos Shipping and Trading S.A. | DP2 suezmax shuttle tankers Rio 2016 and Brasil 2014
Related Party Transaction [Line Items]
Payment for the cost of design and supervision services for new buildings			$ 200,000
Company affiliated with a non executive member of the Board of Directors
Related Party Transaction [Line Items]
Brokerage commission revenue	200,000	$ 300,000
Company affiliated with a non executive member of the Board of Directors | VLCC Ulysses
Related Party Transaction [Line Items]
Brokerage commission revenue	$ 300,000